Portfolio of Investments (unaudited)
As of January 31, 2024
abrdn Total Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—100.6%
AUSTRALIA—0.8%
Materials—0.8%
Rio Tinto PLC, ADR	118,000	$ 8,173,860
BRAZIL—1.7%
Industrials—1.0%
CCR SA	3,650,100	9,666,016
Materials—0.7%
Vale SA, ADR	497,100	6,805,299
Total Brazil		16,471,315
CANADA—1.6%
Energy—1.6%
Enbridge, Inc.(a)	444,600	15,783,300
CHINA—1.8%
Communication Services—0.8%
Tencent Holdings Ltd.	220,200	7,643,428
Financials—0.7%
Ping An Insurance Group Co. of China Ltd., H Shares	1,652,900	6,948,033
Real Estate—0.3%
China Vanke Co. Ltd., H Shares	4,490,800	3,533,346
Total China		18,124,807
DENMARK—1.4%
Financials—1.4%
Tryg AS	634,900	13,570,424
FINLAND—0.6%
Information Technology—0.6%
Nokia OYJ	1,531,806	5,537,820
FRANCE—7.1%
Consumer Discretionary—1.1%
LVMH Moet Hennessy Louis Vuitton SE	13,550	11,274,393
Consumer Staples—2.4%
Danone SA	203,300	13,544,581
Pernod Ricard SA	62,000	10,167,104
		23,711,685
Energy—1.5%
TotalEnergies SE, ADR(a)	231,700	15,102,206
Industrials—0.7%
Teleperformance SE	44,600	6,965,362
Utilities—1.4%
Engie SA	837,000	13,368,958
Total France		70,422,604
GERMANY—2.8%
Consumer Discretionary—0.5%
Mercedes-Benz Group AG	77,100	5,205,235
Financials—1.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,000	10,217,254
Utilities—1.2%
RWE AG	323,500	11,945,439
Total Germany		27,367,928
Shares		Value

HONG KONG—0.8%
Financials—0.8%
Hong Kong Exchanges & Clearing Ltd.	266,500	$ 8,079,960
JAPAN—1.8%
Financials—1.1%
Mitsubishi UFJ Financial Group, Inc.	1,232,700	11,546,142
Real Estate—0.7%
GLP J-REIT	7,600	6,785,534
Total Japan		18,331,676
NETHERLANDS—4.8%
Financials—1.1%
ING Groep NV	793,700	11,277,258
Information Technology—3.7%
ASML Holding NV	16,800	14,575,477
BE Semiconductor Industries NV	143,100	21,504,822
		36,080,299
Total Netherlands		47,357,557
NORWAY—1.0%
Communication Services—1.0%
Telenor ASA	890,530	9,881,371
SINGAPORE—1.3%
Financials—1.3%
Oversea-Chinese Banking Corp. Ltd.	1,298,471	12,420,355
SOUTH KOREA—0.9%
Materials—0.9%
LG Chem Ltd.	27,100	8,788,119
SPAIN—1.9%
Communication Services—0.9%
Cellnex Telecom SA(b)(c)	241,800	9,303,827
Consumer Discretionary—1.0%
Amadeus IT Group SA	138,600	9,713,139
Total Spain		19,016,966
SWEDEN—0.6%
Industrials—0.6%
Atlas Copco AB, A Shares	404,400	6,453,987
TAIWAN—1.4%
Information Technology—1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	676,600	13,544,512
UNITED KINGDOM—5.9%
Communication Services—0.7%
Vodafone Group PLC, ADR	777,900	6,689,940
Consumer Discretionary—1.1%
Taylor Wimpey PLC	5,888,400	10,993,594
Financials—1.1%
London Stock Exchange Group PLC	98,400	11,130,422
Health Care—1.3%
AstraZeneca PLC, ADR	192,300	12,814,872
Industrials—1.1%
Melrose Industries PLC	1,445,700	10,775,506
Materials—0.6%
Mondi PLC	329,101	5,897,365
Total United Kingdom		58,301,699

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of January 31, 2024
abrdn Total Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES—62.4%
Communication Services—2.0%
Alphabet, Inc., Class C(a)(c)	136,200	$ 19,313,160
Consumer Discretionary—5.4%
Aptiv PLC(a)(c)	91,100	7,409,163
Genuine Parts Co.	86,200	12,087,826
Las Vegas Sands Corp.	138,600	6,780,312
Lowe's Cos., Inc.(a)	63,100	13,430,204
TJX Cos., Inc.(a)	143,600	13,629,076
		53,336,581
Consumer Staples—6.5%
Coca-Cola Co.	239,400	14,241,906
Keurig Dr Pepper, Inc.	303,500	9,542,040
Mondelez International, Inc., Class A(a)	190,200	14,316,354
Nestle SA	100,300	11,429,238
Target Corp.(a)	103,300	14,366,964
		63,896,502
Energy—1.1%
Williams Cos., Inc. (The)	326,200	11,306,092
Financials—8.5%
Bank of America Corp.(a)	306,700	10,430,867
Blackstone, Inc.	97,800	12,171,210
CME Group, Inc.	50,700	10,436,088
Fidelity National Information Services, Inc.	148,900	9,270,514
Goldman Sachs Group, Inc.	34,800	13,363,548
Huntington Bancshares, Inc.(a)	766,300	9,754,999
JPMorgan Chase & Co.	77,300	13,478,028
MetLife, Inc.	81,000	5,614,920
		84,520,174
Health Care—11.1%
AbbVie, Inc.	88,200	14,500,080
Baxter International, Inc.	157,300	6,085,937
Bristol-Myers Squibb Co.(a)	162,900	7,960,923
CVS Health Corp.	139,300	10,359,741
Eli Lilly & Co.	21,600	13,945,176
Medtronic PLC(a)	118,900	10,408,506
Merck & Co., Inc.	110,900	13,394,502
Roche Holding AG	39,800	11,331,711
Sanofi SA	118,593	11,876,559
UnitedHealth Group, Inc.(a)	20,300	10,388,322
		110,251,457
Industrials—6.6%
FedEx Corp.(a)	51,800	12,498,822
Ferrovial SE	292,000	11,135,486
Norfolk Southern Corp.(a)	39,400	9,268,456
Schneider Electric SE	65,400	12,847,830
Stanley Black & Decker, Inc.	87,400	8,154,420
Waste Management, Inc.	62,100	11,527,623
		65,432,637
Information Technology—13.7%
Amdocs Ltd.	142,100	13,027,728
Shares		Value

Analog Devices, Inc.	68,600	$ 13,195,896
Apple, Inc.(a)	196,600	36,253,040
Broadcom, Inc.(a)	20,800	24,544,000
Cisco Systems, Inc.(a)	245,300	12,309,154
Microsoft Corp.(a)	90,900	36,140,022
		135,469,840
Materials—2.4%
Linde PLC	35,700	14,408,599
Newmont Corp.	262,300	9,051,973
		23,460,572
Real Estate—1.9%
American Tower Corp., REIT	46,400	9,078,160
Gaming & Leisure Properties, Inc., REIT	206,800	9,440,420
		18,518,580
Utilities—3.2%
CMS Energy Corp.(a)	156,000	8,916,960
FirstEnergy Corp.(a)	238,000	8,729,840
NextEra Energy Partners LP	177,800	5,307,330
NextEra Energy, Inc.(a)	146,000	8,559,980
		31,514,110
Total United States		617,019,705
Total Common Stocks		994,647,965
PREFERRED STOCKS—1.3%
SOUTH KOREA—1.3%
Information Technology—1.3%
Samsung Electronics Co. Ltd.	288,800	12,636,691
Total Preferred Stocks		12,636,691
SHORT-TERM INVESTMENT—0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(d)	6,045,358	6,045,358
Total Short-Term Investment		6,045,358
Total Investments (Cost $809,479,471)—102.5%		1,013,330,014
Liabilities in Excess of Other Assets—(2.5%)		(24,245,928)
Net Assets—100.0%		$989,084,086

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Non-income producing security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of January 31, 2024
abrdn Total Dynamic Dividend Fund

At January 31, 2024, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
04/17/2024	Citibank N.A.	USD	80,797,676	EUR	73,500,000	$79,685,522	$1,112,154

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Funds values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the  Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
4

Notes to Portfolio of Investments
January 31, 2024 (unaudited)

Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
5